Treasury Shares - Summary of Treasury shares (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Beginning balance	¥ 5,560,104
Beginning balance, Shares		1,231,150,560
Repurchase of ordinary shares	82,665	¥ 5,560,104
Issuance of ordinary shares for share-based payment, Shares			1,231,150,560
Ending balance	5,642,769	5,560,104
Ending balance, Shares			1,231,150,560
Treasury shares [member]
Statement [Line Items]
Beginning balance	¥ 5,560,104	¥ 2	¥ 2
Beginning balance, Shares	59,287,314	35,644,803	35,644,803
Repurchase of ordinary shares	¥ 82,665	¥ 5,560,104
Repurchase of ordinary shares, Shares	1,447,513	53,507,241
Retirement of ordinary shares		¥ (2)
Retirement of ordinary shares, Shares		(35,644,803)
Issuance of ordinary shares for share-based payment, Shares		8,000,000
Exercise of share-based payment, Shares	(3,223,040)	(2,219,927)	(0)
Ending balance	¥ 5,642,769	¥ 5,560,104	¥ 2
Ending balance, Shares	57,511,787	59,287,314	35,644,803